SHARE-BASED PAYMENTS (Details 4) - Subsidiaries Compensation Plans [Member] - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of other equity instruments outstanding [Roll Forward]
Beginning balance	237,856	175,910
Granted	129,218	138,282
Exercised	(41,801)	(15,811)
Not acquired due to breach of employment retention conditions	(15,563)	(60,525)
Ending balance	309,710	237,856